Pension and Savings Plans (Details Textuals)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) years plans	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Estimated prior service cost that will be amortized from accumulated other comprehensive loss		$ (11,400,000)	$ 1,400,000	$ (20,100,000)
Settlement Charge		$ 28,300,000	51,800,000	32,400,000
Defined Contribution Plans [Abstract]
Number of 401(k) plans | plans		3
Paid discretionary contributions to defined contribution pension plans, company match		$ 44,700,000	46,400,000	51,100,000
Additional discretionary contributions to defined contribution pension plans, performance feature		18,300,000	$ 16,500,000	$ 22,500,000
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Settlements, Benefit Obligation		$ 41,700,000
Actuarial gains and losses amortization corridor, percentage		5.00%
Period of amortization (in years) | years		5
Estimated net actuarial loss that will be amortized from accumulated other comprehensive loss	$ 39,600,000
Estimated prior service cost that will be amortized from accumulated other comprehensive loss	$ 1,000,000
Expected rate of return on plan assets	6.25%	6.85%	7.75%	8.00%
Accumulated benefit obligation for pension plans		$ 1,002,500,000	$ 947,300,000
Minimum funded percentage defined by the Pension Protection Act of 2006		80.00%
Pension and Other Postretirement Benefit Contributions		$ 3,900,000
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 4,800,000
Settlement Charge		8,700,000	$ 0	$ 0
Other Pension Plan, Postretirement or Supplemental Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Benefit Contributions		$ 1,700,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for assets of Master Trust		35.00%	35.00%
Fixed Income Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for assets of Master Trust		65.00%	65.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for assets of Master Trust		4.00%	4.00%